CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 11,167	$ 4,672	$ (1,562)
Other comprehensive income (loss), net
Net unrealized gains (losses) from derivatives	(27)	53	(89)
Change in foreign currency translation Adjustments	(76)	0	0
Reclassification adjustments for loss from derivatives included in net income	0	0	30
Total other comprehensive income (loss)	(103)	53	(59)
Total comprehensive income (loss)	$ 11,064	$ 4,725	$ (1,621)